Registration No. 033-42163 and 811-06378

As filed with the Securities and Exchange Commission on May 6, 2019

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.

Post-Effective Amendment No.	42 ☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No.	44 ☒

TEMPLETON DEVELOPING MARKETS TRUST
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd STREET, FORT LAUDERDALE, FL 33301-1923
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (954) 527-7500

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]	On (date) pursuant to paragraph (b) of Rule 485

[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485

[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 3rd day of May, 2019.

TEMPLETON DEVELOPING MARKETS TRUST

By: /s/LORI A WEBER

Lori A. Weber

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

MANRAJ S. SEKHON*	President & Chief Executive Officer –
Manraj S. Sekhon	Investment Management
Dated: May 3, 2019

MATTHEW T. HINKLE*	Chief Executive Officer –
Matthew T. Hinkle	Finance and Administration
Dated: May 3, 2019

ROBERT KUBILIS*	Chief Financial Officer and
Robert Kubilis	Chief Accounting Officer
Dated: May 3, 2019

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: May 3, 2019

ANN TORRE BATES*

Trustee
Ann Torre Bates	Dated: May 3, 2019

MARY C. CHOKSI*

Trustee
Mary C. Choksi	Dated: May 3, 2019

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: May 3, 2019

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: May 3, 2019

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: May 3, 2019

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: May 3, 2019

DAVID W. NIEMIEC*	Trustee
David W. Niemiec	Dated: May 3, 2019

CONSTANTINE D. TSERETOPOULOS*

Trustee
Constantine D. Tseretopoulos	Dated: May 3, 2019

LARRY D. THOMPSON*

Trustee
Larry D. Thompson	Dated: May 3, 2019

ROBERT E. WADE*

Trustee
Robert E. Wade	Dated: May 3, 2019

*By   /s/LORI A. WEBER

Lori A. Weber, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase